Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2015
Summary of Option Activity and Changes in Stock Options

A summary of the share option activity during the years ended December 31, 2013, 2014 and 2015 are as follows:

	Number of options	Weighted average exercise price per option	Weighted average remaining contractual life
Outstanding at January 1, 2013	35,801,636	$0.279	8.5
Granted	—	—	—
Exercised	—	—	—
Forfeited or expired	(3,840,000)	$0.254	—

Outstanding at December 31, 2013	31,961,636	$0.258	7.5
Granted	—	—	—
Exercised	—	—	—
Forfeited or expired	(1,620,000)	—	—

Outstanding as of December 31, 2014	30,341,636	$0.259	6.5
Granted	—	—	—
Exercised	—	—	—
Forfeited or expired	(960,000)	—	—

Outstanding as of December 31, 2015	29,381,636	$0.259	5.5
Exercisable as of December 31, 2015	29,381,636	$0.259	5.5
Vested as of December 31, 2015	29,381,636	$0.259	5.5